Intangibles Assets and Goodwill - Summary of Carrying Amount of Intangible Assets and Goodwill (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	€ 6,021	€ 5,892
Ending balance	3,757	6,021
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	48,625	47,585
Additions	792	913
Impairment of goodwill	(1,866)
Reclassifications to assets held for sale	(227)
Effect of translation adjustments	(391)	127
Ending balance	46,933	48,625
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(42,604)	(41,693)
Amortisation	(907)	(917)
Reclassifications to assets held for sale	218
Effect of translation adjustments	117	6
Ending balance	(43,176)	(42,604)
Trademark patents and other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	452	312
Ending balance	417	452
Trademark patents and other [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	14,086	14,021
Additions	107	66
Reclassifications to assets held for sale	(174)
Effect of translation adjustments	3	(1)
Ending balance	14,022	14,086
Trademark patents and other [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(13,634)	(13,709)
Amortisation	(145)	(150)
Reclassifications to assets held for sale	167
Effect of translation adjustments	7	225
Ending balance	(13,605)	(13,634)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,501	1,633
Ending balance	1,419	1,501
Software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	30,471	29,617
Additions	685	847
Reclassifications to assets held for sale	(53)
Effect of translation adjustments	(113)	7
Ending balance	30,990	30,471
Software [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(28,970)	(27,984)
Amortisation	(762)	(767)
Reclassifications to assets held for sale	51
Effect of translation adjustments	110	(219)
Ending balance	(29,571)	(28,970)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4,068	3,947
Ending balance	1,921	4,068
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4,068	3,947
Impairment of goodwill	(1,866)
Effect of translation adjustments	(281)	121
Ending balance	€ 1,921	€ 4,068